COMMITMENTS (Details) - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 5,397.3	R 3,757.4	R 3,052.6
Contracted for capital expenditure	346.6	321.2	294.4
Other guarantees	266.7	55.5	55.5
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	445.9	704.0	705.0
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	1,200.8	1,256.0	1,307.7
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	724.5	780.4	725.5
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	210.1	130.0	120.3
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	195.5	207.2	R 194.1
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	69.8	260.7
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	72.3	5.0
Rustenburg Operations
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,478.3	413.0
Other segments
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 0.1	R 1.1